Summary of Significant Accounting Policies - Schedule of Earnings Per Share Basic And Diluted (Detail) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest [Abstract]
Interest Income	$ 9,704	$ 4,193
Numerator: Net Income (Loss) minus Redeemable Net Earnings
Net Income (Loss)	(33,671,616)	(4,861,190)
Non-Redeemable Net Loss	(2,393,428)	(1,006,862)
Common Class A [Member]
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest [Abstract]
Interest Income	9,704	4,193
Redeemable Net Earnings	$ 9,704	$ 4,193
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	20,737,202	20,737,202
Net Income Per Share/Basic and Diluted Redeemable Class A Ordinary Shares	$ 0.00	$ 0
Numerator: Net Income (Loss) minus Redeemable Net Earnings
Redeemable Net Earnings	$ 9,704	$ 4,193
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	20,737,202	20,737,202
Net Loss Per Share/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$ 0.00	$ 0
Common Class B [Member]
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest [Abstract]
Redeemable Net Earnings	$ (9,704)	$ (4,193)
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	5,184,300	5,184,300
Net Income Per Share/Basic and Diluted Redeemable Class A Ordinary Shares	$ (6.50)	$ (0.94)
Numerator: Net Income (Loss) minus Redeemable Net Earnings
Net Income (Loss)	$ (33,671,616)	$ (4,861,190)
Redeemable Net Earnings	(9,704)	(4,193)
Non-Redeemable Net Loss	$ (33,681,320)	$ (4,865,383)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	5,184,300	5,184,300
Net Loss Per Share/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$ (6.50)	$ (0.94)